Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 168,367	$ 32,199
Debt instruments	2,065,123	2,257,498
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,384,071,648
Service costs	18,446,170	41,135,899
Change in financial assumptions	(150,264,079)	(266,985,561)
Change in demographic assumptions	2,403,864	44,085,779
For experience during the year	16,188,726	2,581,184
Reductions	1,971	0
Modifications to the pension plan	864,011	19,984,109
Defined benefit liabilities at end of year	$ 1,306,886,675	$ 1,384,071,648
Actuarial assumption of discount rates
Changes in Defined Benefit Obligations (DBO)
Percentage of increase in the assumed variation rate	9.39%	8.46%
Plan Assets
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 168,367	$ 32,199
Debt instruments	2,065,123	2,257,498
Total	2,233,490	2,289,697	$ 2,438,724
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,373,548,493	1,519,084,202
Service costs	17,582,708	21,151,945
Financing costs	112,801,977	104,844,611
Past service costs	524	34,573
Payments by the fund	(75,208,077)	(71,232,349)
Defined benefit liabilities at end of year	$ 1,297,920,118	$ 1,373,548,493